Finance and investment income, finance costs and revaluation and retranslation of financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Summary of Finance and Investment Income, Finance Costs and Revaluation and retranslation of Financial Instruments
Finance and investment income arise from:

	2024	2023	2022
	£m	£m	£m
Financial assets measured at amortised cost	123	111	118
Financial assets measured at fair value through profit and loss	11	13	24
Other interest income	3	3	3
	137	127	145
Finance costs arise from:

	2024	2023	2022
	£m	£m	£m
Interest on bank overdrafts, bonds and bank loans	309	273	258
Interest expense related to lease liabilities	98	106	96
Interest on other long-term employee benefits	6	6	3
Net interest expense on pension plans	4	4	2
	417	389	359
Revaluation and retranslation of financial instruments include:

	2024	2023	2022
	£m	£m	£m
Movements in fair value of derivative financial instruments	(17)	(3)	1
Premium on the early repayment of bonds	(16)	—	—
Revaluation of investments and other assets held at fair value through profit or loss	(24)	(21)	23
Remeasurement of put options over non-controlling interests	(10)	(1)	28
Revaluation of contingent consideration liabilities	1	51	26
Retranslation of financial instruments	16	(19)	(2)
Net revaluation and retranslation of financial instrument (loss)/gain	(50)	7	76